Vessels, Net	6 Months Ended
Jun. 30, 2019
Property Plant And Equipment [Abstract]
Vessels, net

NOTE 6: VESSELS, NET

Vessels consist of the following:

Vessels	Vessels’ Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2017	$178,136	$(539)	$177,597
Additions	$170,503	—	$170,503
Depreciation	—	$(5,407)	$(5,407)
Balance December 31, 2018	$348,639	$(5,946)	$342,693
Additions	$56,648	—	$56,648
Depreciation	—	$(4,497)	$(4,497)
Balance June 30, 2019	$405,287	$(10,443)	$394,844

Acquisition of Vessels

2019

On April 23, 2019 the Company purchased from an unrelated third party the Navios Constellation, a 2011-built 10,000 TEU containership, for an acquisition cost of $53,097.

2018

On December 17, 2018, the Company purchased from an unrelated third party the Bermuda, a 2010-built 4,360 TEU containership, for an acquisition cost of $11,098.

On December 7, 2018, the Company purchased from an unrelated third party the Bahamas, a 2010-built 4,360 TEU containership, for an acquisition cost of $13,422.

In November 2018, Navios Containers Inc. agreed to acquire two 2011-built 10,000 TEU containerships from an unrelated third party for a purchase price of $52,500 each, upon the exercise of Company’s purchase options by January 2019 and February 2019, respectively. See Note 10 “Commitments and Contingencies” for further discussion.

On September 12, 2018, Navios Containers Inc. purchased from an unrelated third party the Navios Miami, a 2009-built 4,563 TEU containership, for an acquisition cost of $14,105.

On July 2, 2018, Navios Containers Inc. purchased from Navios Partners the YM Utmost and the Navios Unite (formerly YM Unity), two 2006-built 8,204 TEU containerships, for an aggregate acquisition cost of $67,496.

On May 30, 2018, Navios Containers Inc. purchased from an unrelated third party the Navios Unison, a 2010-built 10,000 TEU containership, for an acquisition cost of $50,318.

On March 14, 2018, Navios Containers Inc. purchased from an unrelated third party the Niledutch Okapi (ex Navios Dorado), a 2010-built 4,250 TEU containership, for an acquisition cost of $11,931.